Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 11—Income Taxes

For the three and nine months ended March 31, 2016 and 2015, the effective tax rates, which includes the impact of discrete items, were as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015
Effective tax rate provision	63.1%	32.1%	43.7%	34.3%

Our effective tax rate differs from the US federal statutory income tax rate of 35.0%, due to the mix and levels between United States and foreign earnings. Included in the nine months ended March 31, 2016 was a benefit of $2,703 related to a reduction in the enacted UK statutory tax rate and a release of a reserve of $348 related to uncertain income tax positions. Excluding these discrete items, the effective tax rate for the three and nine months ended March 31, 2016 is higher than the statutory rate primarily due to non-deductible expenses, including stock compensation expense recorded in the current fiscal year to date. Additionally, the effective tax rate is higher due to the impact of losses in certain jurisdictions for which valuation allowances are being recorded.

As of March 31, 2016 and June 30, 2015, the total liability for uncertain tax benefits, including accrued interest and penalties, was $2,279 and $2,794, respectively, which is included in other long-term liabilities on the accompanying condensed consolidated balance sheets.

As of March 31, 2016, the Company is under tax audit in Canada for 2012-2014 and Germany for 2009-2011. In October 2015, the Mexican Tax Authorities concluded their audit of the 2008 and issued an assessment. The Company has filed an appeal with the Mexican Tax Court. The Company has been indemnified for all taxes payable and unrecognized tax positions by ASG from the prior owners for the audits in Canada and the tax court case in Mexico.

During the nine months ended March 31, 2016 and 2015, cash paid for taxes was $10,036 and $4,106, respectively.

Note 12—Income Taxes

The Company’s provision for income taxes consists of the following for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and the year ended June 30, 2013:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Current:
State	$270	$127	$(395)	$453
Federal	—	3	—	64
Foreign	7,327	4,504	375	2,437

Total current	7,597	4,634	(20)	2,954

Deferred:
State	(2,880)	(2,043)	(1,535)	173
Federal	(7,497)	(17,850)	(13,818)	1,707
Foreign	900	(4,222)	(248)	(639)

Total deferred	(9,477)	(24,115)	(15,601)	1,241

Income tax expense (benefit)	$(1,880)	$(19,481)	$(15,621)	$4,195

The geographic components of income (loss) before income taxes are as follows:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
United States	$(29,377)	$(68,079)	$(41,656)	$3,810
Rest of World	34,523	(3,050)	2,350	9,718

Income (loss) before income taxes	$5,146	$(71,129)	$(39,306)	$13,528

Income tax expense for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and the year ended June 30, 2013:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Income tax expense at statutory rate	$1,801	$(24,895)	$(13,757)	$4,738
Non-deductible transaction costs	608	3,907	1,467	101
Foreign tax rate differentials	(4,245)	723	(455)	(1,609)
State taxes, net of federal benefit	(2,880)	(1,916)	(2,461)	468
Adjustment of uncertain tax positions and interest	(1,253)	—	—	—
Permanent differences	2,849	1,354	16	315
Valuation allowance	316	1,445	—	—
Other	924	(99)	(431)	182

Income tax expense (benefit)	$(1,880)	$(19,481)	$(15,621)	$4,195

Foreign rate differentials are attributable to lower foreign statutory tax rates in multiple jurisdictions outside of the United States and based on economic zone status and foreign government tax reduction approval.

Our effective tax rate for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, and the year ended June 30, 2013 was (36.5)%, 27.4% and 31.0%, respectively.

Included in the year ending June 30, 2015 is a benefit of $1,253 reflecting the recognition of previously unrecognized tax benefits due to the expirations of statute of limitations for certain foreign uncertain tax positions and a benefit of $2,880 related to a change in the state income tax rate from 3.5% to 2%.

For the period from August 15, 2013 through June 30, 2014 and the year ended June 20, 2013, our effective tax rate was lower than the U.S. federal statutory rate primarily due to earnings taxed at lower rates in foreign jurisdictions.

Deferred income taxes

The Company’s deferred tax assets and liabilities at June 30, 2015 and 2014 consist of the following:

	Successor
	June 30, 2015	June 30, 2014
Deferred tax assets:
Inventories	$2,194	$1,414
Net operating loss and other carryforwards	37,342	36,431
Allowance for doubtful accounts	894	401
Stock based and other compensation	1,502	2,509
Post-retirement benefits	6,125	14,670
Interest	—	688
Goodwill	2,057	—
Accrued expense and other	9,306	7,634

Gross deferred tax assets	59,420	63,747
Valuation allowance	(10,050)	(9,280)

Deferred income tax asset	49,370	54,467
Deferred income tax liabilities:
Property and equipment	(19,469)	(29,792)
Goodwill	—	(1,786)
Intangible assets	(99,940)	(117,301)

Deferred income tax liabilities	(119,409)	(148,879)

Net deferred tax liability	$(70,039)	$(94,412)

As of June 30, 2015, the Company has net operating loss carryforwards of approximately $104,939. U.S. Federal net operating loss carryforwards comprise approximately $68,699, which can be carried forward for 10-20 years. Foreign net operating loss carryforwards comprise approximately $36,239 of which $14,607 can be carried forward indefinitely, $6,180 can be carried forward for 6-10 years and $15,452 can be carried forward for 1-5 years.

The gross deferred income tax asset for these net operating losses is approximately $35,471 with recorded valuation allowances of approximately $10,050. Approximately $12,200 of the deferred tax asset is attributable to net operating losses in the US that are subject to limitations under Section 382 of the Internal Revenue Code for transactions resulting in ownership changes in the prior periods. A valuation allowance has not been recorded on these deferred tax assets as the limitations imposed by the US tax laws do not result in a change in judgment as to the realizability of such assets.

Cash paid (refunded) for income taxes was approximately $6,158, $6,207, $(19) and $1,862 for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and the year ended June 30, 2013, respectively.

Uncertain Tax Positions

As of June 30, 2015, the total liability for uncertain tax benefits was $2,794, including accrued interest and penalties and net of related benefits. While the Company believes its tax estimates are reasonable and that it prepares its tax filings in accordance with applicable tax laws, the final determination with respect to any tax audit could be materially difference from our estimates or from our historical income tax provisions and accruals.

Unrecognized tax benefits represent the aggregate tax effect of differences between tax return positions and the amounts otherwise recognized in the Company’s consolidated financial statements and are reflected in “Other long-term liabilities” in the Consolidated Balance Sheet. A reconciliation of the beginning and ending amount of unrecognized tax benefits, including interest and penalties, is as follows:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
At the beginning of the period	$1,601	$348	$348	$348
Acquisitions	2,636	1,253	—	—
Accrued Interest and Penalty	65	—	—	—
Decreases for tax positions related to prior periods	(255)	—	—	—
Decreases due to lapsed statutes of limitations	(1,253)	—	—	—

At the end of the period	$2,794	$1,601	$348	$348

Included in the balance of unrecognized tax benefits as of June 30, 2015, June 30, 2014 and June 30, 2013 are $2,794, $1,601 and $348, respectively, of tax benefits that, if recognized, would affect the effective tax rate.

The unrecognized tax benefits accrual for the year ended June 30, 2015 consists of federal and foreign tax matters. It is unlikely that the Company’s total unrecognized tax benefits will decrease during the next year. The Company has elected to treat interest and penalties attributable to income taxes to the extent they arise, as a component of its income tax expense or benefit. For the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 to August 14, 2013, and for the year ended June 30, 2013, no interest or penalties were required to be recorded. During the year ended June 30, 2015, the Company recorded $65 of interest and penalties.

As part of the acquisition the Company received indemnification for all taxes payable and unrecognized tax positions incurred by ASG prior to the date of acquisition from the prior owners. As of June 30, 2015, the Company has an indemnification receivable balance of $2,007 due from the former owners of ASG.

The Company files tax returns in multiple jurisdictions and is subject to examination by tax authorities in these jurisdictions. Significant tax jurisdictions include the US, UK and Germany. Tax years from fiscal 2012 through 2015 remain open and subject to examination in the Company’s major taxing jurisdictions.

As of June 30, 2015, the Company is under tax audit in Mexico for 2008 and in the United States for 2012-2014.

It is the intention of the Company to reinvest the earnings of its subsidiaries outside of the UK. At June 30, 2015, approximately $67.5 million of accumulated earnings were indefinitely reinvested. Determining the deferred tax liability for these undistributed foreign earnings is not practicable. A deferred tax liability may be required in the future if the Company’s business strategy changes and requires distributions of previously indefinitely reinvested earnings.